Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000243161 [Member] | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000243161 [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000243161 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000243161 [Member] | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000243161 [Member] | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000243161 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000243161 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000243162 [Member] | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000243162 [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[2]
C000243162 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000243162 [Member] | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000243162 [Member] | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000243162 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000243162 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]

[1]	Rounds to less than 0.1%.
[2]	Rounds to greater than (0.1)%.
[3]	Rounds to less than 0.1%.